SEGMENT INFORMATION (Details 2) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
SEGMENT INFORMATION
Water solutions	$ 78,377	$ 62,289	$ 241,455	$ 427,496
Accommodations and rentals			27,151	52,948
Wellsite completion and construction services			33,793	55,133
Total revenue	99,925	78,839	302,399	535,577
Water Solutions
SEGMENT INFORMATION
Total revenue	78,765	62,309	241,766	427,592
Water sourcing and transfer
SEGMENT INFORMATION
Water solutions			144,659	230,354
Well testing and flowback
SEGMENT INFORMATION
Water solutions			37,582	75,820
Fluid hauling and disposal
SEGMENT INFORMATION
Water solutions			59,214	121,322
Accommodations and Rentals
SEGMENT INFORMATION
Accommodations and rentals			27,151	52,948
Total revenue	9,543	8,596	27,367	53,677
Wellsite Completion and Construction Services
SEGMENT INFORMATION
Total revenue	12,267	8,081	34,094	56,299
Elimination
SEGMENT INFORMATION
Total revenue	$ (650)	$ (147)	$ (828)	$ (1,991)